================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     1500 Main Street, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                Patricia J. Walsh, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/09

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 90.13%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 86.98%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,282,746         11/21/07     $  1,255,239     $  1,191,908
Limited Partnership Interest (B)                                  12.26% int.         11/21/07          119,009          102,266
                                                                                                   ------------     ------------
                                                                                                      1,374,248        1,294,174
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    600,667         12/31/08          521,754          594,268
Limited Liability Company Unit Class A-2 (B)                         677 uts.         12/31/08           74,333           70,616
Limited Liability Company Unit Class A-3 (B)                         608 uts.         12/31/08           66,899                6
                                                                                                   ------------     ------------
                                                                                                        662,986          664,890
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  1,125,000         04/08/04        1,125,000        1,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                7 shs.         11/16/07             --             11,189
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --            747,895
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,884,084
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          387,433
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          378,800          377,045
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000           48,000
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654              211
                                                                                                   ------------     ------------
                                                                                                        886,054          812,689
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,121,483         12/27/07        1,098,522        1,079,460
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          301,205
                                                                                                   ------------     ------------
                                                                                                      1,368,522        1,380,665
                                                                                                   ------------     ------------

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                                                                                                                               7

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07     $    916,050     $    909,261
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          653,041          699,234
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          295,478
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           74,421
                                                                                                   ------------     ------------
                                                                                                      1,782,821        1,978,394
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08          550,146          564,134
Common Stock (B)                                                     713 shs.         09/26/08           71,303           67,735
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 507 shs.         09/26/08           46,584                5
                                                                                                   ------------     ------------
                                                                                                        668,033          631,874
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,642,268
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600          136,480
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789           76,750
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1             --
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,857,430        1,855,498
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    861,702         05/18/05          828,347          778,887
Common Stock (B)                                                     263 shs.         05/18/05          263,298             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362             --
                                                                                                   ------------     ------------
                                                                                                      1,151,007          778,887
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,146,315        1,065,595
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           21,829
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760            7,671
                                                                                                   ------------     ------------
                                                                                                      1,337,173        1,095,095
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.
--------------------------------------------------------------------------------------------------------------------------------
8

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08     $    420,489     $    388,321
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          389,674          371,884
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860           20,930
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965              329
                                                                                                   ------------     ------------
                                                                                                        884,988          781,464
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          139,733
                                                                                                   ------------     ------------
CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  1,270,588         12/02/08        1,177,994        1,244,812
Preferred Stock (B)                                                  147 shs.         12/02/08          146,594          139,261
                                                                                                   ------------     ------------
                                                                                                      1,324,588        1,384,073
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $    642,857         10/10/08          581,786          607,321
Common Stock (B)                                                     321 shs.         10/10/08           32,143           30,536
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 495 shs.         10/10/08           48,214                5
                                                                                                   ------------     ------------
                                                                                                        662,143          637,862
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07        1,182,283        1,037,329
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613           42,556
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756           30,782
                                                                                                   ------------     ------------
                                                                                                      1,324,652        1,110,667
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          908,072
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          340,131
Common Stock (B)                                                     380 shs.         07/05/07                4                4
Limited Partnership Interest (B)                                   6.88% int.               **          103,135             --
                                                                                                   ------------     ------------
                                                                                                        632,847        1,248,207
                                                                                                   ------------     ------------
*  12/30/97 and 05/29/99.
** 08/12/04 and 01/14/05.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05     $  1,299,282     $  1,263,635
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617           78,027
                                                                                                   ------------     ------------
                                                                                                      1,371,899        1,341,662
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08        1,093,333        1,166,853
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000          128,250
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143              720
                                                                                                   ------------     ------------
                                                                                                      1,331,476        1,295,823
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          924,202          927,777
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          677,791
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           32,831
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           64,920
                                                                                                   ------------     ------------
                                                                                                      1,340,321        1,703,319
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
Preferred Stock (B)                                                1,639 shs.         12/14/01        1,392,067          659,713
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          659,713
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    308,571         11/01/06          303,942          285,218
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          443,275          437,931
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           73,867
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           23,192
                                                                                                   ------------     ------------
                                                                                                        894,737          820,208
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.
--------------------------------------------------------------------------------------------------------------------------------
10

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *     $    365,600     $    605,922
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          178,431
                                                                                                   ------------     ------------
                                                                                                        464,319          784,353
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,204,577         01/08/08        1,182,535        1,098,607
Common Stock (B)                                                     349 shs.         01/08/08          174,701           88,754
                                                                                                   ------------     ------------
                                                                                                      1,357,236        1,187,361
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          111,970
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
Limited Liability Company Unit Series F                           36,913 uts.         04/12/07           36,913           56,890
Limited Liability Company Unit Series G                            2,852 uts.         04/12/07            2,852            4,396
                                                                                                   ------------     ------------
                                                                                                         39,765           61,286
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  45,000 shs.         05/06/04                6          635,574
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  1,134,943         10/06/08        1,111,567        1,058,773
Preferred Stock (B)                                                2,298 shs.         10/06/08          229,804          218,310
Common Stock (B)                                                   1,625 shs.         10/06/08            1,625            1,544
                                                                                                   ------------     ------------
                                                                                                      1,342,996        1,278,627
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  1,265,625         06/01/06        1,192,592          949,219
Limited Liability Company Units of
  Linden/FHS Holdings LLC (B)                                         84 uts.         06/01/06           84,368             --
Common Unit Class B (B)                                              734 shs.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,341,739          949,219
                                                                                                   ------------     ------------
* 10/30/03 and 01/02/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    524,791         04/13/06     $    516,919     $    393,593
14% Senior Subordinated Note due 2014                            $    317,177         04/13/06          289,892             --
Common Stock (B)                                                  62,535 shs.         04/13/06           62,535             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              17,680 shs.         04/13/06           27,676             --
                                                                                                   ------------     ------------
                                                                                                        897,022          393,593
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013 (D)                        $  1,252,174         02/03/06        1,123,044             --
Common Stock (B)                                                      98 shs.         02/03/06           97,826             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 135 shs.         02/03/06          110,348             --
                                                                                                   ------------     ------------
                                                                                                      1,331,218             --
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014 (D)                        $  1,237,500         01/31/06        1,149,638             --
Preferred Stock (B)                                               16,792 shs.         06/12/08           16,792             --
Common Stock (B)                                                 112,500 shs.         01/31/06          112,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              73,275 shs.         01/31/06           63,113             --
                                                                                                   ------------     ------------
                                                                                                      1,342,043             --
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07          914,607          810,000
16% PIK Note due 2015                                            $     72,115                *           61,236           57,692
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully diluted common shares (B)                    77,643 shs.         11/01/07           77,643             --
                                                                                                   ------------     ------------
                                                                                                      1,053,486          867,692
                                                                                                   ------------     ------------
GQ HOLDINGS LLC
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
15% Senior Subordinated Note due 2015 (D)                        $  1,245,060         06/27/08        1,210,058             --
Common Stock (B)                                                   3,867 shs.         06/27/08          132,841             --
                                                                                                   ------------     ------------
                                                                                                      1,342,899             --
                                                                                                   ------------     ------------
* 09/30/08, 12/31/08 and 03/31/09.
--------------------------------------------------------------------------------------------------------------------------------
12

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  1,170,000         02/10/06     $  1,084,725     $       --
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
                                                                                                      1,348,028             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731               **        1,016,220        1,006,625
Common Stock (B)                                                      33 shs.               **           33,216           22,780
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.               **          105,618           72,425
                                                                                                   ------------     ------------
                                                                                                      1,155,054        1,101,830
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,008,999
Common Stock (B)                                                     251 shs.         08/19/08          251,163          238,602
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233                1
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,247,602
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100           53,880
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           15,872
                                                                                                   ------------     ------------
                                                                                                          1,424           69,752
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Subordinated Note due on demand                       $     25,055         03/01/04                1             --
Common Stock (B)                                                     130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                        149,501             --
                                                                                                   ------------     ------------
*  09/18/07 and 06/27/08.
** 06/30/04 and 08/19/04.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00     $    493,701     $    483,351
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,312           12,341
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101            2,478
                                                                                                   ------------     ------------
                                                                                                      1,024,114          498,170
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          815,356          819,528
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528          124,250
                                                                                                   ------------     ------------
                                                                                                        868,884          943,778
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,269,650         10/15/07        1,244,033        1,198,412
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827           78,926
                                                                                                   ------------     ------------
                                                                                                      1,360,860        1,277,338
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  1,334,703         05/25/06        1,281,637        1,201,233
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053           14,537
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871            8,920
                                                                                                   ------------     ------------
                                                                                                      1,390,561        1,224,690
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  1,115,217         07/16/08        1,042,077          947,934
Common Stock (B)                                                     235 shs.         07/15/08          234,783          176,085
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  51 shs.         07/16/08           50,836                1
                                                                                                   ------------     ------------
                                                                                                      1,327,696        1,124,020
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12.75% Senior Subordinated Note due 2014                         $  1,231,606         03/14/07        1,137,989          985,284
Common Stock (B)                                                     123 shs.         03/13/07          123,000             --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890             --
                                                                                                   ------------     ------------
                                                                                                      1,346,879          985,284
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  1,187,084         12/20/07     $  1,164,874     $  1,110,891
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          185,538
Common Stock (B)                                                  54,326 shs.         12/20/07              543             --
                                                                                                   ------------     ------------
                                                                                                      1,357,731        1,296,429
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    646,398         09/12/08          598,585          610,869
Common Stock (B)                                                      32 shs.         09/12/08           32,143           30,533
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714             --
                                                                                                   ------------     ------------
                                                                                                        665,442          641,402
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          488,098
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          200,272
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           28,040
                                                                                                   ------------     ------------
                                                                                                        672,334          716,410
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
8.26% Senior Secured Tranche A Note due 2010 (C)                 $    183,481         09/03/04          183,481          180,673
12% Senior Secured Tranche B Note due 2011                       $    179,104         09/03/04          168,368          162,486
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582            9,159
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556            6,618
                                                                                                   ------------     ------------
                                                                                                        407,987          358,936
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    611,447         08/29/08          538,554          585,862
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           63,128
Common Unit Class A (B)                                              671 uts.         08/29/08              671              637
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564                3
                                                                                                   ------------     ------------
                                                                                                        669,240          649,630
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08     $  1,048,910     $  1,048,334
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040                1
Limited Partnership Interest (B)                                 205,932 int.         09/16/08          205,932          195,635
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,243,970
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  1,421,795                *        1,357,054        1,379,574
Common Stock (B)                                                     238 shs.                *          238,000          445,385
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281          162,453
                                                                                                   ------------     ------------
                                                                                                      1,681,335        1,987,412
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,174,254        1,183,786
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374          131,459
Common Stock (B)                                                       9 shs.         07/21/08           10,000            9,500
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,328,138        1,324,745
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          131,531
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          137,106
                                                                                                   ------------     ------------
                                                                                                        112,903          268,637
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  1,350,000         07/25/08        1,267,600        1,215,000
14% PIK Note due 2014                                            $    246,180               **          221,562          221,562
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,562,287        1,436,562
                                                                                                   ------------     ------------

*  08/12/05 and 09/11/06.
** 07/25/08, 09/30/08, 12/31/08 and 03/31/09.
--------------------------------------------------------------------------------------------------------------------------------
16

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014 (D)                        $  1,292,246         08/25/06     $  1,187,021     $    129,225
30% Convertible Preferred Stock (B)                               41,289 shs.         07/28/08           19,708             --
                                                                                                   ------------     ------------
                                                                                                      1,206,729          129,225
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    431,692         02/24/06          369,043          215,846
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
                                                                                                        825,714          215,846
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2009                   $     96,308         11/14/08           96,308           96,086
14% Senior Subordinated Note due 2014 (D)                        $    764,921         05/28/04          660,453             --
10.75% Senior Secured Note due 2011 (D)                          $    348,118         05/28/04          347,086           87,030
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736             --
                                                                                                   ------------     ------------
                                                                                                      1,178,583          183,116
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  1,125,000         08/02/07          999,658        1,098,015
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          311,472
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           87,476
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,496,963
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07          745,713          677,375
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          539,978             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                        8 uts.         12/18/08            8,147            6,520
Preferred Stock Class A (B)                                             1 sh.         12/18/08              726              576
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087             --
                                                                                                   ------------     ------------
                                                                                                      1,342,651          684,471
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    464,286         01/28/02     $    464,286     $    348,215
11.5% Senior Subordinated Note due 2012 (D)                      $    857,143         01/28/02          820,159             --
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,555,613          348,215
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    257,249         01/03/06          253,391          241,568
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          359,592          355,259
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900             --
                                                                                                   ------------     ------------
                                                                                                        833,059          596,827
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2009 (D)                        $    511,000         08/07/98          511,000          102,200
12% Senior Subordinated Note due 2009 (D)                        $    244,154         02/09/00          213,313           48,831
                                                                                                   ------------     ------------
                                                                                                        724,313          151,031
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          740,522
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424          125,027
                                                                                                   ------------     ------------
                                                                                                        393,309          865,549
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,212,208         07/03/06        1,159,713        1,143,974
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          265,517
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           47,796
Common Unit Class I (B)                                               78 uts.         07/03/06             --              2,505
Common Unit Class L (B)                                               17 uts.         07/03/06             --                529
                                                                                                   ------------     ------------
                                                                                                      1,398,453        1,460,321
                                                                                                   ------------     ------------


--------------------------------------------------------------------------------------------------------------------------------
18

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06     $  1,151,413     $  1,177,246
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          224,927
Common Stock (B)                                                      12 shs.         03/31/06           13,500           12,425
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888            7,230
                                                                                                   ------------     ------------
                                                                                                      1,345,293        1,421,828
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $    704,935         04/27/07          655,744          654,706
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        689,221          654,706
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,072,468        1,061,049
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625             --
                                                                                                   ------------     ------------
                                                                                                      1,213,093        1,061,049
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  1,164,961         10/02/06        1,066,387          291,240
Limited Liability Company Unit                                       733 uts.         10/02/06          270,000             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               4,550 uts.         10/02/06           65,988             --
                                                                                                   ------------     ------------
                                                                                                      1,402,375          291,240
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,149,368        1,210,270
Limited Partnership Interest (B)                                  94,092 int.         02/11/08           94,092           49,335
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723          123,158
                                                                                                   ------------     ------------
                                                                                                      1,332,183        1,382,763
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                     332 shs.         08/12/94           33,217             --
Common Stock (B)                                                     867 shs.                *           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $    937,500         05/28/04     $    847,005     $    897,733
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969             --
                                                                                                   ------------     ------------
                                                                                                      1,234,474          897,733
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  1,200,277         12/15/06        1,106,663        1,119,556
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723          114,103
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           53,845
                                                                                                   ------------     ------------
                                                                                                      1,325,995        1,287,504
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,207,202
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459           23,314
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,230,516
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  1,196,809         02/10/06        1,126,521        1,177,599
Common Stock (B)                                                 153,191 shs.         02/10/06          153,191          271,682
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              69,647 shs.         02/10/06           63,421          123,518
                                                                                                   ------------     ------------
                                                                                                      1,343,133        1,572,799
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          533,299          511,689
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           13,552
                                                                                                   ------------     ------------
                                                                                                        598,388          525,241
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          423,335
                                                                                                   ------------     ------------


--------------------------------------------------------------------------------------------------------------------------------
20

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04     $    779,523     $    752,952
Common Stock (B)                                                     324 shs.                *          340,378          361,315
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129           78,887
                                                                                                   ------------     ------------
                                                                                                      1,180,030        1,193,154
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  1,280,769         01/15/09        1,109,469        1,250,669
Common Stock (B)                                                      69 shs.         01/15/09           69,231           65,769
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 149 shs.         01/15/09          149,084                1
                                                                                                   ------------     ------------
                                                                                                      1,327,784        1,316,439
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924               **        1,076,225        1,090,479
Limited Liability Company Unit (B)                                   328 uts.               **          337,762          377,079
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.               **           87,231           95,514
                                                                                                   ------------     ------------
                                                                                                      1,501,218        1,563,072
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  1,197,678         10/23/08        1,121,564        1,161,401
Common Stock (B)                                                  15,882 shs.         10/23/08          158,824          150,879
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               5,852 shs.         10/23/08           53,285               59
                                                                                                   ------------     ------------
                                                                                                      1,333,673        1,312,339
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,123,146        1,021,029
Common Stock (B)                                                     165 shs.         08/01/06          164,634          109,164
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390           36,357
                                                                                                   ------------     ------------
                                                                                                      1,337,170        1,166,550
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  1,357,889         09/02/08     $  1,266,659     $  1,274,362
Series A Preferred Stock (B)                                         678 shs.         09/02/08            6,629                7
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661               68
                                                                                                   ------------     ------------
                                                                                                      1,332,949        1,274,437
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,233,558
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617           26,428
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,259,986
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05        1,033,473        1,166,755
Common Stock (B)                                                   1,167 shs.         10/14/05            1,167          367,598
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 631 shs.         09/30/08          300,683          198,761
                                                                                                   ------------     ------------
                                                                                                      1,335,323        1,733,114
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $    664,062                *          636,363          628,855
5.53%Term Note due 2012 (C)                                      $    403,931               **          403,103          393,972
4.76% Term Note due 2012 (C)                                     $    403,931               **          401,669          393,972
4.7% Term Note due 2012 (C)                                      $     55,644               **           55,525           54,272
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 2.27% int.              ***           85,292          210,924
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738           34,078
                                                                                                   ------------     ------------
                                                                                                      1,615,690        1,716,073
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  1,185,366         10/26/07        1,113,016        1,067,672
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203           23,061
                                                                                                   ------------     ------------
                                                                                                      1,332,219        1,090,733
                                                                                                   ------------     ------------
*   04/28/06 and 09/13/06.
**  04/28/06 and 12/21/06.
*** 03/01/05 and 10/10/08
--------------------------------------------------------------------------------------------------------------------------------
22

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07     $    479,190     $    466,871
13% Senior Subordinated Note due 2014                            $    341,971         03/02/07          280,347          320,529
Common Stock (B)                                                  71,542 shs.         03/02/07           71,542           89,465
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              19,733 shs.         03/02/07           54,784           24,677
                                                                                                   ------------     ------------
                                                                                                        885,863          901,542
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $    938,651         10/31/07          878,486          797,853
Common Stock (B)                                                     110 shs.         10/31/07          110,430             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380             --
                                                                                                   ------------     ------------
                                                                                                      1,035,296          797,853
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          887,685          847,403
Common Stock (B)                                                     571 shs.                *          570,944          276,698
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           22,051
                                                                                                   ------------     ------------
                                                                                                      1,499,650        1,146,152
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98        1,313,737        1,337,840
Common Stock (B)                                                     315 shs.         02/04/98          315,000          228,768
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          161,227
                                                                                                   ------------     ------------
                                                                                                      1,813,153        1,727,835
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  1,222,698                *     $  1,133,973     $    305,675
16% PIK Note due 2010                                            $    220,754         12/30/08           83,673           55,189
Preferred Stock Series B (B)                                         128 shs.         10/20/08          127,677             --
Common Stock (B)                                                     393 shs.                *          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 558 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
                                                                                                      1,853,958          360,864
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           36,032          147,927
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    911,153         02/08/08          891,613          817,034
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565           95,493
                                                                                                   ------------     ------------
                                                                                                      1,361,178          912,527
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          935,798          928,007
Common Stock (B)                                                      96 shs.         04/30/04           96,400           44,053
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106           55,752
                                                                                                   ------------     ------------
                                                                                                      1,144,304        1,027,812
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07          451,941          450,265
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          336,960          359,100
18% PIK Convertable Preferred Stock (B)                           21,361 shs.         03/13/09           41,440           39,368
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588           68,581
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460           19,434
                                                                                                   ------------     ------------
                                                                                                        932,389          936,748
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
24

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $    999,153         09/24/04     $    951,649     $    924,899
Common Stock (B)                                                  14,006 shs.                *          140,064          119,998
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938          107,892
                                                                                                   ------------     ------------
                                                                                                      1,190,651        1,152,789
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012 (D)                      $    900,000         07/19/04          785,152             --
14.5% PIK Note due 2010                                          $    289,188         06/30/07          198,477             --
Limited Liability Company Unit Class A (B)                       219,375 uts.         07/19/04          219,375             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
                                                                                                      1,299,852             --
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,157,633         11/15/07        1,133,199        1,041,028
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          192,719
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --            192,720
                                                                                                   ------------     ------------
                                                                                                      1,356,956        1,426,467
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06          856,018          774,563
Common Stock (B)                                                     101 shs.         11/30/06          101,250           20,299
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790           10,135
                                                                                                   ------------     ------------
                                                                                                      1,003,058          804,997
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          563,349          516,189
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        668,843          516,189
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

March 31, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015                            $  1,220,486         09/08/08     $  1,194,714     $  1,068,372
Common Stock (B)                                                     150 shs.         09/08/08          150,000          120,000
                                                                                                   ------------     ------------
                                                                                                      1,344,714        1,188,372
                                                                                                   ------------     ------------



TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             109,534,450       91,719,502
                                                                                                   ------------     ------------























--------------------------------------------------------------------------------------------------------------------------------
26

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.15%:

BONDS - 3.15%
Anheuser-Busch Inbev                               7.750%    01/15/19   $    500,000  $    499,615  $    498,550
Cenveo Corporation                                10.500     08/15/16         45,000        45,000        25,256
Charter Communications Op LLC                      8.000     04/30/12        750,000       736,875       686,250
Compucom Systems, Inc.                            12.500     10/01/15        670,000       649,802       408,700
Douglas Dynamics LLC                               7.750     01/15/12        485,000       461,963       315,250
Forest Oil Corporation                             8.500     02/15/14         50,000        47,621        46,375
G F S I, Inc. (C)                                 10.500     06/01/11        358,000       343,948       264,025
H C A, Inc.                                        9.875     02/15/17         15,000        14,506        14,175
Packaging Dynamics Corporation of America         10.000     05/01/16        975,000       969,748       411,938
Tennessee Gas Pipeline Company                     8.000     02/01/16         10,000         9,497        10,000
Ticketmaster Entertainment, Inc.                  10.750     08/01/16        250,000       250,000       170,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15        540,000       556,211       437,400
Tyson Foods, Inc.                                 10.500     03/01/14         35,000        32,487        35,700
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            4,617,273     3,323,619
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             4,619,546     3,323,619
                                                                                      ------------  ------------



TOTAL CORPORATE RESTRICTED SECURITIES                                                 $114,153,996  $ 95,043,121
                                                                                      ------------  ------------



----------------------------------------------------------------------------------------------------------------
                                                                                                              27

March 31, 2009
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 15.96%:(A)            Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 14.56%
Ahold Finance U S A, Inc.                          6.250%    05/01/09   $    500,000  $    497,250  $    498,750
Appleton Papers, Inc.                              8.125     06/15/11        250,000       250,000       150,625
Aramark Corporation (C)                            4.670     02/01/15        100,000       100,000        76,250
B E Aerospace, Inc.                                8.500     07/01/18        500,000       473,125       416,875
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       380,627
C V S Caremark Corporation                         5.750     06/01/17        500,000       407,380       487,581
Cincinnati Bell, Inc.                              7.000     02/15/15        550,000       394,625       506,000
Citigroup, Inc.                                    5.500     04/11/13        500,000       437,890       439,286
Comcast Corporation                                6.500     01/15/15        500,000       443,545       497,185
Denbury Resources, Inc.                            9.750     03/01/16         25,000        23,225        24,125
Duke Energy Corporation                            6.300     02/01/14        450,000       449,154       460,679
El Paso Corporation                               12.000     12/12/13         25,000        22,345        26,500
Electronic Data Systems Corp.                      7.125     10/15/09        500,000       500,810       515,016
Enterprise Products Operating Co.                  9.750     01/31/14        375,000       375,000       412,051
Ford Motor Credit Co.                              7.375     10/28/09        250,000       249,375       224,213
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000        93,600
Goldman Sachs Group, Inc.                          4.750     07/15/13        500,000       418,645       459,269
Inergy LP/Inergy Fin                               8.250     03/01/16         75,000        75,000        71,250
Intelsat Bermuda Ltd.                              9.250     06/15/16        690,000       715,348       558,900
Interline Brands, Inc.                             8.125     06/15/14        830,000       824,237       742,850
Iron Mountain, Inc.                                8.750     07/15/18        500,000       513,639       496,250
Johnson Controls, Inc.                             5.500     01/15/16        500,000       398,125       370,144
Lubrizol Corporation                               8.875     02/01/19        500,000       496,280       514,218
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        70,000
Mediacom Broadband LLC                             9.500     01/15/13        750,000       585,000       701,250
Nortek, Inc.                                      10.000     12/01/13        100,000        98,957        41,750
O E D Corp/Diamond Jo Company Guarantee            8.750     04/15/12        500,000       492,980       400,000
Pepsico, Inc.                                      7.900     11/01/18        500,000       517,601       614,329
Pliant Corporation (C)                            11.850     06/15/09        857,441       835,202       344,048
Quicksilver Resources, Inc.                        7.125     04/01/16        350,000       334,250       166,250
Rental Service Corportation                        9.500     12/01/14        175,000       175,789        85,750
Rogers Wireless, Inc.                              7.500     03/15/15        560,000       589,839       580,383
Sheridan Acquisition Corportation                 10.250     08/15/11        225,000       222,000       131,625
Stewart & Stevenson LLC                           10.000     07/15/14        735,000       755,176       554,925
Tenneco, Inc.                                      8.125     11/15/15        550,000       270,000       110,000
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        26,425


----------------------------------------------------------------------------------------------------------------
28

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Titan International, Inc.                          8.000%    01/15/12   $     70,000  $     70,000  $     54,600
Transdigm, Inc.                                    7.750     07/15/14        150,000       151,171       139,875
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       990,675       152,500
Tyco International Group SA                        8.500     01/15/19        125,000       124,996       129,062
Tyco International Group SA                        6.000     11/15/13        625,000       545,312       588,037
United Components, Inc.                            9.375     06/15/13        535,000       535,607       208,650
United Rentals, Inc.                               6.500     02/15/12        325,000       235,625       260,000
Verizon Communications, Inc.                       8.750     11/01/18        500,000       497,190       572,090
Virgin Media Finance PLC                           8.750     04/15/14        790,000       592,500       746,550
Vought Aircraft Industries                         8.000     07/15/11        650,000       647,771       253,500
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           18,016,069    15,353,843
                                                                                      ------------  ------------

COMMON STOCK - 0.29%
CKX, Inc. (B)                                                                 52,500       422,625       215,250
Directed Electronics, Inc. (B)                                               195,118       982,868        19,512
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645        64,320
Intrepid Potash, Inc. (B)                                                        185         5,920         3,412
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,239,058       302,494
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 1.11%
Citadel Broadcasting Corporation                   4.000%    02/15/11        250,000       194,063        98,125
Nabors Industries Ltd.                             0.940     05/15/11        750,000       660,625       663,750
Transocean, Inc.                                   1.500     12/15/37        500,000       411,093       409,375
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                1,265,781     1,171,250
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 21,520,908  $ 16,827,587
                                                                                      ------------  ------------





----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2009
(Unaudited)

                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                          Rate/Yield^    Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------

COMMERCIAL PAPER - 1.88%
Avery Dennison Corporation                          0.850%   04/01/09   $  1,980,000  $  1,980,000  $  1,980,000
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  1,980,000  $  1,980,000
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 107.97 %                            $137,654,904  $113,850,708
                                                                                      ============  ------------
  Other Assets                                      4.07                                               4,286,824
  Liabilities                                     (12.04)                                            (12,692,443)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00 %                                          $105,445,089
                                                  =======                                           ============

(A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/09.
(D) Defaulted security; interest not accrued.
(E) Illiquid security. At March 31, 2009, the values of these securities amounted to $91,719,502 or 86.98% of net assets.
^   Effective yield at purchase
PIK - Payment-in-kind
----------------------------------------------------------------------------------------------------------------
30

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.13%                                                      BUILDINGS & REAL ESTATE - 1.10%
B E Aerospace, Inc.                            $      416,875          K W P I Holdings Corporation                   $      985,284
Gencorp, Inc.                                          93,600          Texas Industries, Inc.                                 26,425
P A S Holdco LLC                                    1,460,321          TruStile Doors, Inc.                                  147,927
Transdigm, Inc.                                       139,875                                                         --------------
Visioneering, Inc.                                    936,748                                                              1,159,636
Vought Aircraft Industries                            253,500                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 0.13%
                                                    3,300,919          Capital Specialty Plastics, Inc.                      139,733
                                               --------------                                                         --------------
AUTOMOBILE - 4.27%                                                     CONSUMER PRODUCTS - 7.97%
Fuel Systems Holding Corporation                         --            Aero Holdings, Inc.                                 1,978,394
Jason, Inc.                                           498,170          Bravo Sports Holding Corporation                    1,095,095
Johnson Controls, Inc.                                370,144          G F S I, Inc.                                         264,025
Nyloncraft, Inc.                                      348,215          K N B Holdings Corporation                          1,224,690
Ontario Drive & Gear Ltd.                             865,549          Momentum Holding Co.                                  268,637
Qualis Automotive LLC                                 897,733          R A J Manufacturing Holdings LLC                    1,287,504
Tenneco, Inc.                                         110,000          Royal Baths Manufacturing Company                     525,241
Titan International, Inc.                              54,600          The Tranzonic Companies                             1,727,835
Transtar Holding Company                            1,146,152          Tyson Foods, Inc.                                      35,700
United Components, Inc.                               208,650          Walls Industries, Inc.                                   --
                                               --------------                                                         --------------
                                                    4,499,213                                                              8,407,121
                                               --------------                                                         --------------
BEVERAGE, DRUG & FOOD - 5.47%                                          CONTAINERS, PACKAGING & GLASS - 3.79%
Anheuser-Busch Inbev                                  498,550          Flutes, Inc.                                          393,593
Aramark Corporation                                    76,250          Maverick Acquisition Company                          358,936
Golden County Foods Holding, Inc.                     867,692          P I I Holding Corporation                           1,421,828
Hospitality Mints Holding Company                   1,247,602          Packaging Dynamics Corporation of America             411,938
Pepsico, Inc.                                         614,329          Paradigm Packaging, Inc.                            1,061,049
Specialty Commodities, Inc.                         1,312,339          Pliant Corporation                                    344,048
Vitality Foodservice, Inc.                          1,152,789          Vitex Packaging Group, Inc.                              --
                                               --------------                                                         --------------
                                                    5,769,551                                                              3,991,392
                                               --------------                                                         --------------
BROADCASTING & ENTERTAINMENT - 3.28%                                   DISTRIBUTION - 1.99%
Charter Communications Op LLC                         686,250          Duncan Systems, Inc.                                  820,208
Citadel Broadcasting Corporation                       98,125          FCX Holdings Corporation                            1,278,627
CKX, Inc.                                             215,250          QualServ Corporation                                     --
Comcast Corporation                                   497,185                                                         --------------
Mediacom Broadband LLC                                701,250                                                              2,098,835
Virgin Media Finance PLC                              746,550                                                         --------------
Workplace Media Holding Co.                           516,189
                                               --------------
                                                    3,460,799
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FARMING & AGRICULTURE - 1.35%
MANUFACTURING - 10.39%                                                 Protein Genetics, Inc.                         $         --
A H C Holdings Company, Inc.                   $    1,294,174          Waggin' Train Holdings LLC                          1,426,467
Arrow Tru-Line Holdings, Inc.                         778,887                                                         --------------
C D N T, Inc.                                         781,464                                                              1,426,467
Douglas Dynamics LLC                                  315,250                                                         --------------
Evans Consoles, Inc.                                  635,574          FINANCIAL SERVICES - 1.06%
K P I Holdings, Inc.                                1,124,020          Citigroup, Inc.                                       439,286
MEGTEC Holdings, Inc.                               1,243,970          Ford Motor Credit Co.                                 224,213
Milwaukee Gear Company                              1,324,745          Goldman Sachs Group, Inc.                             459,269
Nortek, Inc.                                           41,750          Highgate Capital LLC                                     --
Postle Aluminum Company LLC                           291,240                                                         --------------
Radiac Abrasives, Inc.                              1,572,799                                                              1,122,768
Truck Bodies & Equipment International                360,864                                                         --------------
Xaloy Superior Holdings, Inc.                       1,188,372          HEALTHCARE, EDUCATION & CHILDCARE - 5.67%
                                               --------------          A T I Acquisition Company                           1,884,084
                                                   10,953,109          American Hospice Management Holding LLC             1,855,498
                                               --------------          F H S Holdings LLC                                    949,219
DIVERSIFIED/CONGLOMERATE, SERVICE - 10.37%                             HCA, Inc.                                              14,175
A W X Holdings Corporation                            812,689          Synteract Holdings Corporation                      1,274,437
Advanced Technologies Holdings                      1,380,665          Touchstone Health Partnership                            --
C R H America, Inc.                                   380,627                                                         --------------
Clough, Harbour and Associates                      1,384,073                                                              5,977,413
Crane Rental Corporation                            1,295,823                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                     659,713          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Dwyer Group, Inc.                                     784,353          AND DURABLE CONSUMER PRODUCTS - 10.16%
Fowler Holding, Inc.                                     --            Connor Sport Court International, Inc.              1,248,207
GQ Holdings LLC                                          --            H M Holding Company                                      --
Insurance Claims Management, Inc.                      69,752          Home Decor Holding Company                          1,101,830
Interline Brands, Inc.                                742,850          Justrite Manufacturing Acquisition Co.                943,778
Iron Mountain, Inc.                                   496,250          K H O F Holdings, Inc.                              1,277,338
Mail Communications Group, Inc.                       716,410          Monessen Holding Corporation                        1,436,562
Nesco Holdings Corporation                          1,496,963          Stanton Carpet Holding Co.                          1,166,550
Tyco International Group                              129,062          Transpac Holdings Company                             797,853
Tyco International Group                              588,037          U M A Enterprises, Inc.                               912,527
                                               --------------          U-Line Corporation                                  1,027,812
                                                   10,937,267          Wellborn Forest Holding Co.                           804,997
                                               --------------                                                         --------------
ELECTRONICS - 1.56%                                                                                                       10,717,454
Connecticut Electric, Inc.                          1,110,667                                                         --------------
Directed Electronics, Inc.                             19,512
Electronic Data Systems Corporation                   515,016
                                               --------------
                                                    1,645,195
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
32

March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.15%                              NATURAL RESOURCES - 0.66%
Electra Bicycle Company LLC                    $       61,286          Appleton Papers, Inc.                          $      150,625
O E D Corp/Diamond Jo Company Guarantee               400,000          Cenveo Corporation                                     25,256
Savage Sports Holding, Inc.                         1,193,154          Intrepid Potash, Inc.                                   3,412
Ticketmaster Entertainment, Inc.                      170,000          Lubrizol Corporation                                  514,218
Tunica-Biloxi Gaming Authority                        437,400                                                         --------------
                                               --------------                                                                693,511
                                                    2,261,840                                                         --------------
                                               --------------          OIL & GAS - 2.50%
MACHINERY - 10.25%                                                     Enterprise Products Operating Co.                     412,051
A S A P Industries LLC                                664,890          Denbury Resources, Inc.                                24,125
Davis-Standard LLC                                  1,703,319          Forest Oil Corporation                                 46,375
E S P Holdco, Inc.                                  1,187,361          Nabors Industries LTD                                 663,750
Integration Technology Systems, Inc.                     --            Quicksilver Resources, Inc.                           166,250
K-Tek Holdings Corporation                          1,296,429          Tennessee Gas Pipeline Company                         10,000
M V I Holding, Inc.                                   641,402          Transocean, Inc.                                      409,375
Manitowoc Company, Inc.                                70,000          Total E & S, Inc.                                     901,542
Morton Industrial Group, Inc.                         129,225                                                         --------------
Navis Global                                          183,116                                                              2,633,468
NetShape Technologies, Inc.                           684,471                                                         --------------
Pacific Consolidated Holdings LLC                     654,706          PHARMACEUTICALS - 1.27%
Power Services Holding Company                      1,382,763          CorePharma LLC                                      1,341,662
R E I Delaware Holding, Inc.                        1,230,516                                                         --------------
Safety Speed Cut Manufacturing Company, Inc.          423,335          PUBLISHING/PRINTING - 0.12%
Stewart & Stevenson LLC                               554,925          Sheridan Acquisition Corporation                      131,625
                                               --------------                                                         --------------
                                                   10,806,458          RETAIL STORES - 1.41%
                                               --------------          Ahold Finance USA, Inc.                               498,750
MEDICAL DEVICES/BIOTECH - 3.78%                                        CVS Caremark Corporation                              487,581
Coeur, Inc.                                           637,862          Olympic Sales, Inc.                                   151,031
E X C Acquisition Corporation                         111,970          Rental Service Corporation                             85,750
ETEX Corporation -                                                     United Rentals, Inc.                                  260,000
MedSystems Holdings LLC                               649,630                                                         --------------
MicroGroup, Inc.                                    1,987,412                                                              1,483,112
OakRiver Technology, Inc.                             596,827                                                         --------------
TherOX, Inc.                                             --            TECHNOLOGY - 3.12%
                                               --------------          Compucom Systems, Inc.                                408,700
                                                    3,983,701          Sencore Holding Company                             1,316,439
                                               --------------          Smart Source Holdings LLC                           1,563,072
MINING, STEEL, IRON & NON PRECIOUS                                                                                    --------------
METALS - 1.34%                                                                                                             3,288,211
T H I Acquisition, Inc.                             1,259,986                                                         --------------
Tube City IMS Corporation                             152,500
                                               --------------
                                                    1,412,486
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
TELECOMMUNICATIONS - 2.76%                                             UTILITIES - 0.53%
All Current Holding Company                    $      631,874          El Paso Corporation                            $       26,500
Cincinnati Bell, Inc.                                 506,000          Duke Energy Corporation                               460,679
Intelsat Bermuda Ltd.                                 558,900          Inergy LP                                              71,250
ITC^DeltaCom, Inc.                                     64,320                                                         --------------
Rogers Wireless, Inc.                                 580,383                                                                558,429
Verizon Communications                                572,090                                                         --------------
                                               --------------          WASTE MANAGEMENT / POLLUTION - 2.66%
                                                    2,913,567          Terra Renewal LLC                                   1,716,073
                                               --------------          Torrent Group Holdings, Inc.                        1,090,733
TRANSPORTATION - 1.85%                                                                                                --------------
NABCO, Inc.                                           215,846                                                              2,806,806
Tangent Rail Corporation                            1,733,114                                                         --------------
                                               --------------          TOTAL CORPORATE RESTRICTED AND
                                                    1,948,960          PUBLIC SECURITIES - 106.09%                    $  111,870,708
                                               --------------                                                         ==============

















See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
34

INCOME TAX INFORMATION

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2009. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2009 is $23,804,196 and consists of $7,987,072 appreciation and $31,791,268 depreciation.


FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2009:

   ASSETS                       TOTAL      LEVEL 1      LEVEL 2       LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities    $95,043,121   $   --     $ 3,323,619    $91,719,502

   Public Securities         16,827,587    302,494    16,525,093            --

   Short-term Securities      1,980,000       --       1,980,000            --
   -----------------------------------------------------------------------------
   TOTAL                   $113,850,708   $302,494   $21,828,712    $91,719,502

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                           RESTRICTED      PUBLIC      SHORT-TERM
   ASSETS                  SECURITIES    SECURITIES    SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
    at 12/31/2008         $97,424,749       $ --          $ --      $97,424,749

   Total gains or losses
    (realized/unrealized)
    included in earnings*  (7,547,321)        --            --       (7,547,321)

   Purchases, sales,
    issuances &
    settlements (net)       1,842,074         --            --        1,842,074

   Transfers in and /
    or out of Level 3             --          --            --              --
   -----------------------------------------------------------------------------
   ENDING BALANCE
    at 3/31/09            $91,719,502       $ --          $ --      $91,719,502

   *The amount of net losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 03/31/09 is $(7,819,842).

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 29, 2009
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     May 29, 2009
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 29, 2009
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.